Note 5 - Advances for Vessels Under Construction and Acquisitions (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Advances for Vessels Under Construction and Acquisitions	$ 61,577,818	$ 55,785,801	$ 44,031,882
Other Operating Income (Expense) [Member]
Charges for Postponement of Vessel Delivery	$ 1,058,863
LPG Carriers Contracted in 2014 from Ship-builders [Member]
Number of Vessels Under Construction	3	4